INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Long-lived assets depreciation	$ 1,351,883	$ 821,137
Net operating loss carried forward	729,231	0
Sub-total	2,081,114	821,137
Valuation Allowance	(729,231)	0
Total deferred tax assets	1,351,883	821,137
Deferred tax liabilities:
Long-lived assets depreciation	(5,226,521)	0
Difference in basis of buildings	(1,141,359)	(1,184,644)
Total deferred tax liabilities	(6,367,880)	(1,184,644)
Discontinued Operations
Deferred tax assets:
Long-lived assets impairment & depreciation	4,283,974	8,358,235
Net operating loss carried forward	17,880,855	17,293,577
Sub-total	23,329,700	27,062,264
Valuation Allowance		(27,062,264)	$ (41,316,449)	$ (38,729,208)
Total deferred tax assets	$ 0	$ 0